Chapter 11 Proceedings and Emergence (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Aug. 27, 2020	Jan. 31, 2020	Dec. 31, 2019	Jul. 01, 2019	Jun. 26, 2019	Jun. 07, 2019
Warrant purchase price								$ 11.50
Class A Common Stock [Member]
Ordinary shares of successor company		3,840,000	11,090,292	15,287,498			7,974,075
Class B Common Stock [Member]
Ordinary shares of successor company		160,000	17,250,000	17,250,000			17,250,000		17,250,000	11,500,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Ordinary shares of successor company		4,000,000				100,100
Number of ordinary shares issued	705,882	705,882
Remaining borrowing of credit facility					$ 75
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Maximum [Member]
Current borrowing capacity of credit facility					90
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Minimum [Member]
Current borrowing capacity of credit facility					$ 75
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | LIBOR
Interest rate on credit facility	7.50%	7.50%
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Exit Credit Facility | LIBOR floor
Interest rate on credit facility		1.00%
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Exit Credit Facility | LIBOR
Interest rate on credit facility		7.50%
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Tranche A
Number of ordinary shares issued		235,294			235,294
Warrant purchase price		$ 262.34			$ 262.34
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Tranche B
Number of ordinary shares issued		470,588			470,588
Warrant purchase price		$ 274.84			$ 274.84
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class A Common Stock [Member]
Ordinary shares of successor company		3,840,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class B Common Stock [Member]
Ordinary shares of successor company		160,000